Long-Term Debt and Credit Facilities - Long-Term Debt Repayments for Next Five Years (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2016 USD ($)
Debt Disclosure [Abstract]
Long-term debt principal for the Fiscal year ending March 31, 2017	$ 12,500
Long-term debt principal for the Fiscal year ending March 31, 2018	98,281
Long-term debt principal for the Fiscal year ending March 31, 2019	0
Long-term debt principal for the Fiscal year ending March 31, 2020	0
Long-term debt principal for the Fiscal year ending March 31, 2021	0
Long-term debt principal Total	110,781
Future interest obligations on long-term debt for the Fiscal year ending March 31, 2017	10,525
Future interest obligations on long-term debt for the Fiscal year ending March 31, 2018	7,640
Future interest obligations on long-term debt for the Fiscal year ending March 31, 2019	0
Future interest obligations on long-term debt for the Fiscal year ending March 31, 2020	0
Future interest obligations on long-term debt for the Fiscal year ending March 31, 2021	0
Future interest obligations on long-term debt, Total	$ 18,165